Pensions and Other Post-Retirement Benefits - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Curtailment gains		$ 1	$ 2
Defined contribution plan expenses	37	37	35
Percentage of contribution by the employer, minimum	3.00%
The Netherlands [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Contribution to the pension plans	7
Other [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Curtailment gains		1	2
Contribution to the pension plans	$ 40
Equity securities [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Allocation of assets	40.00%
Fixed income securities [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Allocation of assets	56.00%
Other securities [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Allocation of assets	4.00%